Total Equity - Distribution Policy (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Distribution Policy
Minimum targeted distribution of net profit to shareholders	40.00%
Dividends distributed	€ 2,395	€ 2,865	€ 2,182
Dividends paid per share	€ 2.05	€ 2.45	€ 1.85
Proposed dividend per share	€ 2.00
Total proposed dividend	€ 2
Special dividend
Distribution Policy
Dividends paid per share		€ 0.50